Condensed Financial Information of Deswell Industries, Inc. (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current assets:
Cash and cash equivalents	$ 20,223	$ 22,514	$ 14,371	$ 15,192
Prepaid expenses and other current assets	2,489	1,752
Total current assets	78,686	65,369
Total assets	107,860	95,379
Current liabilities:
Accrued payroll and employee benefits	7,107	6,077
Other accrued liabilities	574	541
Total current liabilities	21,214	14,306
Total shareholders' equity	85,689	80,322	83,964	81,279
Total liabilities and shareholders' equity	107,860	95,379
Parent Company [Member]
Current assets:
Cash and cash equivalents	4,574	902	$ 566	$ 259
Prepaid expenses and other current assets	45	42
Amounts due from subsidiaries	11,751	19,525
Total current assets	16,370	20,469
Investments in subsidiaries	71,005	61,563
Total assets	87,375	82,032
Current liabilities:
Accrued payroll and employee benefits	1,573	1,588
Other accrued liabilities	113	122
Total current liabilities	1,686	1,710
Total shareholders' equity	85,689	80,322
Total liabilities and shareholders' equity	$ 87,375	$ 82,032